Finance income and costs (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Finance income and finance expenses
Interest income	$ 99	$ 0	$ 0	$ 7	$ 12
Foreign exchange gain				1,991	411
Change in fair value of share warrant obligations			10,080
Other income			79
Finance income - total	99		10,159	1,998	423
Interest expense	(43)	(24)	(91)	(45)	(96)
Bank charges	(147)	(55)	(320)	(175)	(87)
Foreign exchange loss	(781)	(1,801)	(2,809)
Finance costs - total	(1,038)	$ (1,880)	(3,220)	(220)	(183)
Net finance income	$ 99		$ 6,939	$ 1,778	$ 240